Consolidated Statements Of Deficit (USD $) In Millions, unless otherwise specified	12 Months Ended												12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Total Unisys Corporation	Dec. 31, 2011 Total Unisys Corporation	Dec. 31, 2010 Total Unisys Corporation	Dec. 31, 2011 Preferred Stock	Dec. 31, 2012 Preferred Stock	Dec. 31, 2012 Common Stock Par Value	Dec. 31, 2011 Common Stock Par Value	Dec. 31, 2010 Common Stock Par Value	Dec. 31, 2009 Common Stock Par Value	Dec. 31, 2012 Accumulated Deficit	Dec. 31, 2011 Accumulated Deficit	Dec. 31, 2010 Accumulated Deficit	Dec. 31, 2012 Treasury Stock At Cost	Dec. 31, 2011 Treasury Stock At Cost	Dec. 31, 2010 Treasury Stock At Cost	Dec. 31, 2012 Paid-in Capital	Dec. 31, 2011 Paid-in Capital	Dec. 31, 2010 Paid-in Capital	Dec. 31, 2012 Accumulated Other Comprehensive Loss	Dec. 31, 2011 Accumulated Other Comprehensive Loss	Dec. 31, 2010 Accumulated Other Comprehensive Loss	Dec. 31, 2012 Non- controlling Interests	Dec. 31, 2011 Non- controlling Interests	Dec. 31, 2010 Non- controlling Interests
Beginning Balance	$ (1,311.0)	$ (933.8)	$ (1,271.7)	$ (1,318.1)	$ (937.3)	$ (1,268.3)		$ 249.7	$ 0.4	$ 0.4	$ 0.4	$ 0.4	$ (2,036.6)	$ (2,170.6)	$ (2,406.7)	$ (48.1)	$ (46.0)	$ (45.0)	$ 4,217.4	$ 4,207.2	$ 4,196.5	$ (3,700.9)	$ (2,928.3)	$ (3,013.5)	$ 7.1	$ 3.5	$ (3.4)
Consolidated net income	156.8	141.2	241.3	145.6	134.0	236.1							145.6	134.0	236.1										11.2	7.2	5.2
Stock-based compensation	21.2	24.3	9.7	21.2	24.3	9.7										(0.7)	(2.1)	(1.0)	21.9	26.4	10.7
Sale of preferred stock, net of expenses		249.7			249.7		249.7
Dividends declared to preferred holders	(16.2)	(16.2)		(16.2)	(16.2)														(16.2)	(16.2)
Dividends declared to noncontrolling interests	(3.5)	(1.4)																							(3.5)	(1.4)
Sale of subsidiary	(1.4)																								(1.4)
Translation adjustments	17.7	(46.3)	24.2	14.8	(44.9)	25.7																14.8	(44.9)	25.7	2.9	(1.4)	(1.5)
Postretirement plans	(452.3)	(728.5)	62.7	(447.5)	(727.7)	59.5																(447.5)	(727.7)	59.5	(4.8)	(0.8)	3.2
Ending Balance	$ (1,588.7)	$ (1,311.0)	$ (933.8)	$ (1,600.2)	$ (1,318.1)	$ (937.3)	$ 249.7	$ 249.7	$ 0.4	$ 0.4	$ 0.4	$ 0.4	$ (1,891.0)	$ (2,036.6)	$ (2,170.6)	$ (48.8)	$ (48.1)	$ (46.0)	$ 4,223.1	$ 4,217.4	$ 4,207.2	$ (4,133.6)	$ (3,700.9)	$ (2,928.3)	$ 11.5	$ 7.1	$ 3.5